Notes Receivable	12 Months Ended
Dec. 31, 2025
Notes Receivable [Abstract]
Notes Receivable

4. Notes Receivable

Notes receivable consisted of the following at December 31:

	2025	2024
Notes receivable	$5,754,652	$-
Less: allowance for expected credit loss	(1,073,897)	-
Notes receivable, net	$4,680,755	$-
Less: non-current portion	(3,577,717)	-
Current portion	$1,103,038	$-

The movement of the allowance for expected credit loss were as follows:

	2025	2024
Balance at the beginning of the year	$-	$-
Provision for expected credit loss	1,073,897	-
Balance at the end of the year	$1,073,897	$-

On October 1, 2025, the Company entered into an agreement with a customer to restructure an accounts receivable of $5,971,609 into a 4-year, 7% note receivable, due to the customer’s financial needs for its future development. This modification resulted in reclassification of the accounts receivable into notes receivable.